Vessels in Operation (Details) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 29, 2020 USD ($)	Feb. 21, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	May 28, 2019 USD ($)	Jul. 03, 2020 USD ($)	Jul. 20, 2020 USD ($)	Sep. 09, 2019 USD ($)	Oct. 09, 2019 USD ($)	Nov. 05, 2019 USD ($)	Dec. 12, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Vessel acquisition cost												$ 41,710
Impairment of vessels												$ 8,497	$ 0	$ 71,834
Number of unencumbered vessels												5
Vessels in operation												$ 1,140,583	1,155,586
Additions to other assets amount												$ 1,364
GSL Matisse And Utrillo [Member]
Property, Plant and Equipment [Line Items]
Impairment of vessels			$ 912	$ 7,585
GSL Matisse And Utrillo [Member] | Unamortized Drydocking Costs [Member]
Property, Plant and Equipment [Line Items]
Vessels in operation			$ 38
GSL Nicoletta [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date												Feb. 21, 2020
Year built												2002
Capacity in TEUs												6,840
Vessel acquisition cost		$ 12,660
GSL Christen [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date												Jan. 29, 2020
Year built												2002
Capacity in TEUs												6,840
Vessel acquisition cost	$ 13,000
GSL Vinia [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date												Dec. 12, 2019
Year built												2004
Capacity in TEUs												6,080
Vessel acquisition cost											$ 12,250
GSL Christel Elizabeth [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date												Dec. 12, 2019
Year built												2004
Capacity in TEUs												6,080
Vessel acquisition cost											$ 12,250
GSL Kalliopi [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date												Oct. 09, 2019
Year built												2004
Capacity in TEUs												7,847
Vessel acquisition cost									$ 15,000
GSL Grania [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date												Sep. 09, 2019
Year built												2004
Capacity in TEUs												7,847
Vessel acquisition cost								$ 15,000
GSL Eleni [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date												May 28, 2019
Year built												2004
Capacity in TEUs												7,847
Vessel acquisition cost					$ 18,500
Scrubbers And Ballast Water Treatments [Member]
Property, Plant and Equipment [Line Items]
Additions to other assets amount													$ 8,191
First Containership [Member] | Global Ship Lease 35 And 36 Limited [Member]
Property, Plant and Equipment [Line Items]
Year built												2002
Capacity in TEUs												6,422
Contractual Obligation										$ 13,000
Payments to Acquire Property, Plant, and Equipment										1,300
Second Containership [Member] | Global Ship Lease 35 And 36 Limited [Member]
Property, Plant and Equipment [Line Items]
Year built												2002
Capacity in TEUs												6,422
Contractual Obligation										13,000
Payments to Acquire Property, Plant, and Equipment										$ 1,300
GSL Matisse [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment						$ 3,441
Utrillo [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment							$ 3,411
Loan Facilities of Poseidon Fleet [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral												22
2022 Notes [Member] | Citi Super Senior Term Loan [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral												16